MAG Acquisition - Consideration Transferred (Details) - Sep. 04, 2025 - MAG Silver Corp shares in Thousands, shares in Thousands, $ in Millions	USD ($)	shares	shares
Disclosure of detailed information about business combination [line items]
Cash	$ 500
Pan American common shares (in shares)		60,219	60,219
Pan American common shares	1,530
Transaction costs	12
Consideration paid	$ 2,042